Other Payables (Tables)	12 Months Ended
Sep. 30, 2023
Other Payables [Abstract]
Schedule of Other Payables	Other payables consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Rental deposit received – current	1,470,450	1,559,190
Rental deposit received – non-current	1,433,190	996,069
Accrued expenses	339,300	518,257
Listing expenses	540,000	540,000
Others	15,874	16,000
	3,798,814	3,629,516

Other payables – current	2,365,624	2,633,447
Other payables – non-current	1,433,190	996,069
	3,798,814	3,629,516